U.S. Research Enhanced Large Cap ETF Investment Strategy - U.S. Research Enhanced Large Cap ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to provide capital appreciation through participation in the broad equity markets. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of large, well-established, U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large, well-established companies are companies with market capitalizations in line with the S&P 500 Index (the Benchmark). As of September 30, 2025, the market capitalizations of the companies in the Benchmark ranged from $4.30 billion to $4.55 trillion. In implementing its strategy, the Fund primarily invests in the common stocks of U.S. companies. While the equity securities will primarily be securities of large cap companies, the Fund may also invest in securities of mid cap companies. The adviser’s process focuses on stock selection and tends to maintain sector weightings comparable to that of the broad U.S. large cap market. Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the U.S. large cap market, with an emphasis on those that are undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the U.S. large cap market over the long term with a modest level of volatility. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value. In order to determine a company’s relative value, the adviser analyzes proprietary data, information self-reported by companies, data from third-party vendors and internal fundamental research. The adviser leverages this fundamental research to attempt to drive consistent performance through stock selection. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on the companies in which the Fund invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Fund’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Fund for reasons other than material ESG factors. On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the adviser often considers a number of other criteria, including: ●catalysts that could trigger a rise in a stock’s price, ●impact on the overall risk of the portfolio, ●high perceived potential reward compared to perceived potential risk, and ●possible temporary mispricings caused by apparent market overreactions. The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.